STOCKHOLDERS' EQUITY AND ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table reflects the changes in accumulated other comprehensive loss by component:

	Pension	Postretirement medical benefits	Tax effect of other comprehensive income gains	Accumulated other comprehensive loss
	(In thousands)
Balance at December 31, 2013	$(12,255)	$(20,292)	$(31,048)	$(63,595)
Other comprehensive income (loss) before reclassifications	—	—	(138)	(138)
Amounts reclassified from accumulated other comprehensive income (loss)	359	5	—	364
Balance at March 31, 2014	$(11,896)	$(20,287)	$(31,186)	$(63,369)

The following table reflects the changes in accumulated other comprehensive income (loss) by component:

	Pension	Postretirement medical benefits	Available for sale securities	Tax effect of other comprehensive income gains	Accumulated other comprehensive loss
	(In thousands)
Balance at December 31, 2012	$(44,719)	$(77,527)	$57	$(26,156)	$(148,345)
Other comprehensive income before reclassifications	28,974	53,230	(45)	(4,892)	77,267
Amounts reclassified from accumulated other comprehensive income (loss)	3,490	4,005	(12)	—	7,483
Balance at December 31, 2013	$(12,255)	$(20,292)	$—	$(31,048)	$(63,595)
The following is a summary of accumulated other comprehensive income (loss):

	Pension and Postretirement Medical Benefits	Available for Sale Securities	Tax Effect of Other Comprehensive Income Gains	Accumulated Other Comprehensive Loss
	(In thousands)
Balance at January 1, 2011	$(32,049)	$525	$(26,156)	$(57,680)
2011 activity	(63,575)	(200)	—	(63,775)
Balance at December 31, 2011	(95,624)	325	(26,156)	(121,455)
2012 activity	(26,622)	(268)	—	(26,890)
Balance at December 31, 2012	(122,246)	57	(26,156)	(148,345)
2013 activity	89,699	(57)	(4,892)	84,750
Balance at December 31, 2013	$(32,547)	$—	$(31,048)	$(63,595)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table reflects the reclassifications out of accumulated other comprehensive loss for the three months ended March 31, 2014 are as follows (in thousands):

Details about accumulated other comprehensive loss components	Amount reclassified from accumulated other comprehensive loss[1]	Affected line item in the statement where net income (loss) is presented
	Three Months Ended March 31, 2014
Amortization of defined benefit pension items
Actuarial losses	$359	[2]
Amortization of postretirement medical items
Prior service costs	$(159)	[3]
Actuarial losses	164	[3]
	$5	Total
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(1)	Amounts in parentheses indicate debits to income/loss.

(2)	These accumulated other comprehensive loss components are included in the computation of net periodic pension cost. (See Note 5 - Pension for additional details)

(3)	These accumulated other comprehensive loss components are included in the computation of net periodic postretirement medical cost. (See Note 5 - Postretirement Medical Benefits for additional details)

The following table reflects the reclassifications out of accumulated other comprehensive income (loss) for the year ended December 31, 2013 (in thousands):

Details about accumulated other comprehensive income (loss) components	Amount reclassified from accumulated other comprehensive income (loss)(1)	Affected line item in the statement where net income (loss) is presented

Available-for sale securities
Realized gains and losses on available-for sale securities	$(12)	Other income (loss)
	$(12)	Total
Amortization of defined benefit pension items:
Actuarial losses	$3,490	(2)
Amortization of postretirement medical items:
Prior service costs	$(636)	(3)
Actuarial losses	4,641	(3)
	$4,005	Total
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(1)	Amounts in parentheses indicate debits to income/loss.

(2)	These accumulated other comprehensive income components are included in the computation of net periodic pension cost. (See Note 7 - Pension and Other Savings Plans for additional details)

(3)
These accumulated other comprehensive income components are included in the computation of net periodic postretirement medical cost. (See Note 6 - Postretirement Medical Benefits for additional details)